QUARTERLY RESULTS OF OPERATIONS (Unaudited)	12 Months Ended
Dec. 31, 2013
QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)
QUARTERLY RESULTS OF OPERATIONS (Unaudited)

NOTE 14 – QUARTERLY RESULTS OF OPERATIONS (Unaudited)

The following table presents unaudited quarterly interim financial information for the Corporation for the years ended December 31, 2013 and 2012:

	First	Second	Third	Fourth
2013	Quarter	Quarter	Quarter	Quarter	Total
Interest income	$ 9,223	$ 9,523	$ 9,328	$ 9,287	$ 37,361
Interest expense	834	751	679	643	2,907
Net interest income	8,389	8,772	8,649	8,644	34,454
Provision for possible loan losses, net	-	-	-	-	-
Noninterest income	3,329	2,620	2,509	2,658	11,116
Noninterest expenses	8,105	8,165	8,322	8,237	32,829
Income before income taxes	3,613	3,227	2,836	3,065	12,741
Income taxes	557	842	779	687	2,865
Net income	$ 3,056	$ 2,385	$ 2,057	$ 2,378	$ 9,876
Basic earnings per share	0.59	0.46	0.40	0.47	1.93
Weighted average shares outstanding per quarter	5,178,759	5,133,051	5,086,469	5,046,833	5,110,849

	First	Second	Third	Fourth
2012	Quarter	Quarter	Quarter	Quarter	Total
Interest income	$ 9,065	$ 9,095	$ 9,114	$ 9,110	$ 36,384
Interest expense	1,071	979	917	874	3,841
Net interest income	7,994	8,116	8,197	8,236	32,543
Provision for possible loan losses, net	600	520	-	-	1,120
Noninterest income	3,379	3,360	2,276	2,616	11,631
Noninterest expenses	7,754	8,424	8,145	9,207	33,530
Income before income taxes	3,019	2,532	2,328	1,645	9,524
Income taxes	690	451	373	402	1,916
Net income	$ 2,329	$ 2,081	$ 1,955	$ 1,243	$ 7,608
Basic earnings per share	0.44	0.39	0.37	0.23	1.43
Weighted average shares outstanding per quarter	5,330,000	5,330,000	5,328,002	5,332,893	5,315,634